ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE FOR CREDIT LOSSES

The following table provides a summary of the Company’s accounts receivable and the allowance for credit losses as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Accounts receivable	18,667,665	54,337,861	6,966,392
Less: allowance for credit losses	(1,001,086)	(8,727,283)	(1,118,882)
Net accounts receivable	17,666,579	45,610,578	5,847,510

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

The movement in the allowance for credit losses for the years ended December 31, 2024 and 2025 is as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Beginning balance	493,720	1,001,086	128,344
Addition	507,230	7,726,197	990,538
Reallocation from credit losses on amount due from a related party (Note 7(ii))	136	-	-
Ending balance	1,001,086	8,727,283	1,118,882